Schedule of Derivative Liabilities Fair Value Assumption (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Derivative [Line Items]
Expected term (years)	6 days	1 day	0 years	1 month 28 days
Expected term (years)				1 month 9 days
Maximum [Member]
Derivative [Line Items]
Expected term (years)	7 days	1 day	6 months	8 months 1 day
Expected term (years)				10 months 28 days
Measurement Input, Share Price [Member]
Derivative [Line Items]
Expected dividends	1.94	3.25	3.25	3.25
Expected dividends				3.25
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Expected dividends	3.33
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Expected dividends		0.04	0.06	0.09
Expected dividends				0.14
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Expected dividends		0.07	0.19	0.10
Expected dividends				1.55
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Expected dividends	74	85	75	142
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Expected dividends				130
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Expected dividends				142
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Expected dividends	0.00	0.00	0.00	0.00
Expected dividends				0.00